15. Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Income tax computed at statutory tax rate	(3,046)	(6,380,875)	(5,190,760)	$ (489)
Difference in tax rate of the Company outside the PRC	3,813,282	6,584,329	5,082,926	612,074
Effect of tax holiday for a subsidiary	(1,547,949)	(146,364)	43,134	(248,463)
Non-deductible expenses	2,799,105	887,675	1,278,601	449,287
Non-taxable income			(1,158,303)
Tax loss carry forward (set-off)	59,638	162,457	(55,598)	9,573
Withholding income tax for the dividends paid to Cayman Islands company		1,012,402
Deferred tax benefit	(623,600)	(2,691,481)	(1,770,001)	(100,095)
Total income tax benefit	4,497,430	(571,857)	(1,770,001)	$ 721,887